Federal Funds Purchased and Repurchase Agreements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets Sold under Agreements to Repurchase [Line Items]
Federal Home Loan Bank, Advances, Maximum Amount Available	$ 38,699
Outstanding federal funds purchased	16,825	20,825
Securities sold under agreements to repurchase,outstanding balance	22,253	3,466
Secured by securities with carrying value	26,187	8,418
Federal Funds Purchased [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Federal Home Loan Bank, Advances, Maximum Amount Available	$ 115,400	$ 71,700